Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2025
Critical accounting estimates and judgments[Abstract]
Critical accounting estimates and judgments
4	Critical accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Goodwill and property, plant and equipment impairment assessment

The Group tests annually whether goodwill and property, plant and equipment have suffered any impairment, in accordance with the accounting policy stated in Note 2.8(a) and Note 2.9. The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of estimates. The value-in-use calculations primarily use cash flow projections based on financial budgets approved by the Board of Directors. There is a number of assumptions and estimates involved in the preparation of cash flow projections for the periods covered by the approved budgets. Key assumptions include the expected growth rates, timing of future capital expenditures and selection of discount rates to reflect the risks involved.

Management prepares the financial budgets reflecting actual and prior year performance and market development expectations.

(b)	Estimated useful lives of property, plant and equipment and intangible assets

The Group’s management determines the estimated useful lives and related depreciation and the amortisation charges for the Group’s property, plant and equipment and intangible assets with reference to the estimated periods that the Group intends to derive future economic benefits from the use of these assets. Management performs periodic review of the estimated useful lives of property, plant and equipment and intangible assets, and will revise the depreciation and amortisation charges where estimated useful lives are different than those previously estimated.

(c)	Deferred tax assets

Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies.

The Group has RMB92,075,000 (2024: RMB315,079,000) of tax losses carried forward. These losses relate to subsidiaries that have a history of losses and may not be used to offset taxable income elsewhere in the Group. The Group has considered the future utilization of accumulated tax losses by performing cash flow forecasts. On this basis, the Group has determined that deferred tax assets of RMB23,314,000 (2024: RMB53,560,000) was recognised for the tax losses carried forward.